Business combinations - Pro-Forma Information (Details) - GBP (£) £ in Thousands	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Velocity Partners
Disclosure of detailed information about business combination [line items]
Pro-forma, revenue since acquisition date		£ 15,281
Pro-forma, profit since acquisition date		£ 2,635
Pro-forma, revenue					£ 30,383
Pro-forma, profit					£ 4,327
Exozet GmbH
Disclosure of detailed information about business combination [line items]
Pro-forma, revenue since acquisition date	£ 8,054
Pro-forma, profit since acquisition date	£ 100
Pro-forma, revenue				£ 15,623
Pro-forma, profit				501
Intuitus Limited
Disclosure of detailed information about business combination [line items]
Pro-forma, revenue since acquisition date			£ 3,368
Pro-forma, profit since acquisition date			£ 267
Pro-forma, revenue				5,222
Pro-forma, profit				£ 465